UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Net revenues		¥ 773,936	$ 112,694	¥ 452,114	¥ 2,262,983	$ 328,102	¥ 2,147,577	¥ 1,566,552
Operating costs and expenses:
Hotel operating costs		(381,632)	(55,570)	(323,168)	(1,393,312)	(202,011)	(1,419,578)	(1,150,101)
Other operating costs		(71,654)	(10,434)	(31,923)	(186,685)	(27,068)	(163,324)	(78,746)
Selling and marketing expenses		(56,009)	(8,156)	(23,776)	(139,929)	(20,288)	(124,210)	(70,972)
General and administrative expenses		(193,204)	(28,133)	(45,518)	(350,009)	(50,746)	(197,064)	(131,366)
Technology and development expenses		(16,790)	(2,445)	(17,808)	(66,182)	(9,594)	(52,121)	(33,649)
Total operating costs and expenses		(719,289)	(104,738)	(442,193)	(2,136,117)	(309,707)	(1,973,892)	(1,526,712)
Other operating income		7,230	1,053	3,099	38,094	5,523	22,371	23,429
Income from operations		61,877	9,009	13,020	164,960	23,918	196,056	63,269
Interest income		4,843	705	1,917	14,456	2,097	6,722	707
Gain from short-term investments		4,110	598	1,760	8,455	1,226	8,745	11,046
Change in fair value of short-term investments		1,244	181
Interest expenses		(1,927)	(281)	(1,490)	(6,501)	(943)	(7,937)	(1,481)
Other (expenses) income, net		551	80	(53)	(814)	(118)	301	1,883
Income before income tax		70,698	10,292	15,154	180,556	26,180	203,887	75,424
Income tax expense		(52,626)	(7,663)	(7,944)	(84,474)	(12,248)	(64,217)	(37,602)
Net income		18,072	2,629	7,210	96,082	13,932	139,670	37,822
Less: net (loss) income attributable to non-controlling interests		197	26	(614)	(2,017)	(291)	(5,384)	(4,229)
Net income attributable to the Company		17,875	2,603	7,824	98,099	14,223	145,054	42,051
Less: accretion of redeemable Class A ordinary shares | ¥	[1]						(15,115)	(52,881)
Net (loss) income available to shareholders of the Company					98,099	14,223	129,939	(10,830)
Net income		18,072	2,629	7,210	96,082	13,932	139,670	37,822
Other comprehensive loss
Foreign currency translation adjustments, net of nil income taxes		(2,080)	(303)	(219)	(1,918)	(279)	(8,947)
Other comprehensive loss, net of income taxes		(2,080)	(303)	(219)	(1,918)	(279)	(8,947)
Total comprehensive income		15,992	2,326	6,991	94,164	13,653	130,723	37,822
Comprehensive (loss) income attributable to non-controlling interests		197	26	(614)	(2,017)	(291)	(5,384)	(4,229)
Comprehensive income attributable to the Company		¥ 15,795	$ 2,300	¥ 7,605	¥ 96,181	$ 13,944	¥ 136,107	¥ 42,051
Basic net (loss) income per ordinary share (in RMB) | (per share)		¥ 0.05	$ 0.01	¥ 0.02	¥ 0.26	$ 0.04	¥ 0.40	¥ (0.06)
Diluted net (loss) income per ordinary share (in RMB) | (per share)		¥ 0.04	$ 0.01	¥ 0.02	¥ 0.26	$ 0.04	¥ 0.40	¥ (0.06)
Weighted average ordinary share used in calculating net income (loss) per share, Basic		393,958,225	393,958,225	376,970,454	379,321,522	379,321,522	323,163,367	171,589,918
Weighted average ordinary share used in calculating net income (loss) per share, Diluted		412,310,616	412,310,616	376,970,454	381,598,689	381,598,689	323,163,367	171,589,918
Manachised hotels
Revenues:
Net revenues		¥ 446,798	$ 65,059	¥ 273,805	¥ 1,360,843	$ 197,304	¥ 1,220,301	¥ 926,307
Leased hotels
Revenues:
Net revenues		187,310	27,274	111,581	552,929	80,167	630,238	496,470
Retail revenues and others
Revenues:
Net revenues		¥ 139,828	$ 20,361	¥ 66,728	¥ 349,211	$ 50,631	¥ 297,038	¥ 143,775

[1]	Represent Series C shares of Atour Shanghai prior to Restructuring (see Note 12)